Related Party Transactions (Additional Information) (Detail) (USD $)					12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Aug. 05, 2013	Mar. 21, 2013	Dec. 31, 2013 Officer [Member]	Dec. 31, 2012 Officer [Member]	Dec. 31, 2013 Accrued Compensation	Dec. 31, 2012 Accrued Compensation	Dec. 31, 2013 Accrued Interest	Dec. 31, 2012 Accrued Interest	Dec. 31, 2013 Minority Stockholder	Dec. 31, 2012 Minority Stockholder
Related Party Transactions Additional Information [Line Items]
Revenue from Related Parties											$ 0	$ 550,498
Related Party Transaction, Purchases from Related Party											199,476	274,373
Noncontrolling Interest, Ownership Percentage by Parent											5.00%	5.00%
Due from Related Parties											0	0
Due to Related Parties											90,818	66,000
Deferred Trade Payables Non Current												361,910
Deferred Trade Payables Current												120,637
Interest Expense, Debt					32,507	32,507
Interest Payable	55,214	28,173				213,795
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 2.25	$ 4.72
Accrued Employee Benefits					107,209	107,209	0	446,532
Decrease In Employee Related Liabilities Noncurrent							$ 1,126,763	$ 0	$ 515,806	$ 0
Common Stock Price Per Share			2.00